(Loss) Earnings Per Share - Schedule of Basic And Diluted (Loss) Earnings Per Share (Details) - USD ($)		12 Months Ended
		Aug. 31, 2025		Aug. 31, 2024		Aug. 31, 2023
Class A Ordinary Shares [Member]
Numerator:
Allocation of net (loss) income between Class A and Class B Ordinary Shares		$ (829,445)		$ 439,899
Denominator:
Weighted average number of ordinary shares – Basic		6,220,888	[1]	6,000,000	[1]		[2]
Weighted average number of ordinary shares – diluted		6,220,888	[1]	6,000,000	[1]		[2]
(Loss) earnings per share – Basic	[2]	$ (0.13)		$ 0.07
(Loss) earnings per share – diluted	[2]	$ (0.13)		$ 0.07
Class B Ordinary Shares [Member]
Numerator:
Allocation of net (loss) income between Class A and Class B Ordinary Shares		$ (1,599,988)		$ 879,798		$ (1,085,777)
Denominator:
Weighted average number of ordinary shares – Basic	[1]	12,000,000		12,000,000		12,000,000
Weighted average number of ordinary shares – diluted	[1]	12,000,000		12,000,000		12,000,000
(Loss) earnings per share – Basic	[2]	$ (0.13)		$ 0.07		$ (0.09)
(Loss) earnings per share – diluted	[2]	$ (0.13)		$ 0.07		$ (0.09)

[1]	Retroactively restated for effect of share recapitalization (Note 1)
[2]	Retroactively restated for effect of share recapitalization (Note 1)